Consolidated Statement of Changes in Equity $ in Millions	CAD ($)	Attributable to equity holders of the Company CAD ($)	Common shares CAD ($) shares	Contributed surplus CAD ($)	Accumulated other comprehensive income CAD ($)	Retained earnings CAD ($)	Non-controlling interests CAD ($)
Number of shares (in shares) at Mar. 31, 2022 | shares			317,024,123
Balances, beginning of year at Mar. 31, 2022	$ 4,086.6	$ 4,009.7	$ 2,224.7	$ 38.6	$ (31.2)	$ 1,777.6	$ 76.9
Net income	231.9	222.7				222.7	9.2
Other comprehensive income	257.0	252.9			198.4	54.5	4.1
Total comprehensive (loss) income	488.9	475.6			198.4	277.2	13.3
Exercise of stock options (in shares) | shares			882,167
Exercise of stock options	16.3	16.3	$ 18.9	(2.6)
Equity-settled share-based payments expense	6.1	6.1		6.1
Transactions with non-controlling interests	(9.0)						(9.0)
Number of shares (in shares) at Mar. 31, 2023 | shares			317,906,290
Balances, end of year at Mar. 31, 2023	4,588.9	4,507.7	$ 2,243.6	42.1	167.2	2,054.8	81.2
Net income	(296.3)	(304.0)				(304.0)	7.7
Other comprehensive income	(1.4)	(1.4)			(13.2)	11.8
Total comprehensive (loss) income	(297.7)	(305.4)			(13.2)	(292.2)	7.7
Exercise of stock options (in shares) | shares			405,943
Exercise of stock options	7.8	7.8	$ 9.3	(1.5)
Equity-settled share-based payments expense	14.8	14.8		14.8
Transactions with non-controlling interests	(11.2)						(11.2)
Number of shares (in shares) at Mar. 31, 2024 | shares			318,312,233
Balances, end of year at Mar. 31, 2024	$ 4,302.6	$ 4,224.9	$ 2,252.9	$ 55.4	$ 154.0	$ 1,762.6	$ 77.7